UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number:
        This Amendment (check only one.):
        [ ] is a restatement.
        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Oak Hill Strategic Partners, L.P.
Address:  201 Main Street, Suite 1440
          Fort Worth, Texas  76102

Form 13F File Number:  28-6080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Thomas W. White
Title:    Vice President of General Partner of General Partner
Phone:    817/390-8400

Signature, Place, and Date of Signing:

        /s/ Thomas W. White   Fort Worth, Texas      February 14, 2008

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   21

Form 13F Information Table Value Total:   $ 922,936 (thousands)


List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE
                     TITLE OF                 VALUE      SHARES/   SH/   PUT/   INVSTMNT   OTHR   VOTING AUTHORITY
NAME OF ISSUER        CLASS       CUSIP      (X$1000)    PRN AMT   PRN   CLL    DISCRETN   MGRS  SOLE  SHRD   NONE
BP PLC                 COM      055622104       7795      106529   SH           Sole            106529
BOSTON SCIENTIFIC
 CORPORATION           COM      101137107      18188     1563916   SH           Sole           1563916
CINTAS CORPORATION     COM      172908105      41592     1237125   SH           Sole           1237125
DELL, INC.             COM      24702R101      60988     2488300   SH           Sole           2488300
EMC CORPORATION        COM      268648102      66611     3594771   SH           Sole           3594771
THE GAP, INC.          COM      364760108      51259     2408810   SH           Sole           2408810
GENERAL ELECTRIC CO.   COM      369604103      30583      825000   SH           Sole            825000
HILLENBRAND
 INDUSTRIES, INC.      COM      431573104      42580      764049   SH           Sole            764049
HOME DEPOT, INC.       COM      437076102      29070     1079076   SH           Sole           1079076
INTEL CORPORATION      COM      458140100      69159     2594117   SH           Sole           2594117
JABIL CIRCUIT INC.     COM      466313103      34916     2286585   SH           Sole           2286585
NESTLE SA              COM       *7123870      45738       99700   SH           Sole             99700
NEWS CORP LTD        SPONS
                     ADR
                     PREFERRED  65248E104      17135      836256   SH           Sole            836256
NIKE, INC.           CLASS
                     B COM      654106103     144327     2246683   SH           Sole           2246683
PACCAR, INC.           COM      693718108     134926     2476617   SH           Sole           2476617
SERVICE CORPORATION
 INTERNATIONAL         COM      817565104       8256      587643   SH           Sole            587643
TELLABS, INC.          COM      879664100       9082     1388622   SH           Sole           1388622
TIME WARNER, INC.      COM      887317105      44365     2687185   SH           Sole           2687185
VALSPAR, INC.          COM      920355104      44836     1989174   SH           Sole           1989174
WASHINGTON MUTUAL,INC. COM      939322103      12385      910000   SH           Sole            910000
WELLS FARGO & CO.      COM      949746101       9145      302900   SH           Sole            302900


*SEDOL number
